LOANS RECEIVABLE, NET - Aging of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Aging of loans
Total amount past due	¥ 146,412	¥ 28,243
Current	9,444,792	809,085
Total loans	9,591,204	837,328
Loans receivable in non accrual status		14,888
0-30 days past due
Aging of loans
Total amount past due	90,420	6,584
31-60 days past due
Aging of loans
Total amount past due	¥ 55,992	3,101
Over 60 days past due
Aging of loans
Total amount past due		¥ 18,558